PATENT RIGHTS (Details)	Nov. 30, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 64,874
2022	64,874
2023	64,874
2024	64,874
2025	64,874
Thereafter	486,558
Total	$ 810,928